financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Interest expense
Interest on long-term debt	$ 151	$ 140	$ 295	$ 278
Interest on short-term borrowings and other	(1)	1	1	2
Interest accretion on provisions	6	3	10	6
Total	156	144	306	286
Employee defined benefit plans net interest	3	2	7	3
Foreign exchange	(6)	(3)	(2)	(8)
Total	153	143	311	281
Interest income	(3)	(1)	(5)	(1)
Net	$ 150	$ 142	$ 306	$ 280